CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
A related party	¥ 2,112,170	$ 303,394	¥ 1,311,852	¥ 739,464
Third parties	2,535,343	364,179	1,249,377	133,755
Total net revenues	4,647,513	667,573	2,561,229	873,219
Cost of revenues (including RMB1,296, RMB14,733 and RMB48,424 with related parties for the years ended December 31, 2017, 2018 and 2019, respectively)	(3,565,109)	(512,095)	(1,843,432)	(598,036)
Gross profit	1,082,404	155,478	717,797	275,183
Operating expenses:
Research and development expenses(including nil, nil and RMB657 with a related party for the years ended December 31, 2017, 2018 and 2019, respectively)	(204,942)	(29,438)	(124,230)	(60,749)
Selling and marketing expenses (including RMB3,327, RMB24,598 and RMB81,851 with related parties for the years ended December 31, 2017, 2018 and 2019, respectively)	(529,212)	(76,017)	(379,554)	(95,296)
General and administrative expenses	(73,061)	(10,495)	(135,532)	(15,818)
Total operating expenses	(807,215)	(115,950)	(639,316)	(171,863)
Other income, net	35,880	5,154	1,829	2,236
Income from operations	311,069	44,682	80,310	105,556
Interest income and short-term investment income, net (including net interest expense of RMB1,271, RMB333 and nil with related parties for the years ended December 31, 2017, 2018 and 2019, respectively)	26,109	3,750	8,846	2,402
Other non-operating income	1,842	265	255
Income before income tax expenses	339,020	48,697	89,411	107,958
Income tax expenses	(45,190)	(6,491)	(24,061)	(14,718)
Net income	293,830	42,206	65,350	93,240
Less: Net (loss) income attributable to the non-controlling interest shareholders	1,660	238	(8)
Net income attributable to the Company	292,170	41,968	65,358	93,240
Net income attributable to ordinary shareholders of the Company	292,170	41,968	50,544	8,033
Net income attributable to the Company	292,170	41,968	65,358	93,240
Foreign currency translation adjustment	10,641	1,528	(11,782)	19,102
Total comprehensive income attributable to the Company	¥ 302,811	$ 43,496	¥ 53,576	¥ 112,342
Net income per ADS*
-Basic | (per share)	¥ 1.40	$ 0.20	¥ 0.70	¥ 0.39
-Diluted | (per share)	¥ 1.35	$ 0.19	¥ 0.64	¥ 0.31
Weighted average number of ADS used in calculating net income per ADS
-Basic | shares	208,156,507	208,156,507	71,771,033	20,684,681
-Diluted | shares	215,855,577	215,855,577	79,590,780	25,579,806
Series A Preferred Shares
Operating expenses:
Accretion of Series A Preferred Shares			¥ (6,563)	¥ (8,834)
Cumulative dividend			(7,631)	(10,803)
Undistributed earnings allocated				(7,061)
Class B Ordinary Shares
Operating expenses:
Cumulative dividend			¥ (620)	(877)
Undistributed earnings allocated				(52,533)
Unvested Class A Ordinary Shares
Operating expenses:
Undistributed earnings allocated				¥ (5,099)
American Depositary Shares
Net income per ADS*
-Basic | (per share)	¥ 4.21	$ 0.60	¥ 2.10	¥ 1.17
-Diluted | (per share)	¥ 4.06	$ 0.58	¥ 1.92	¥ 0.93
Weighted average number of ADS used in calculating net income per ADS
-Basic | shares	69,385,502	69,385,502	23,923,678	6,894,894
-Diluted | shares	71,951,859	71,951,859	26,530,260	8,526,602